                                   (PNC LOGO)

                       PNC ALTERNATIVE STRATEGIES FUND LLC

                          Supplement dated July 1, 2010

            to the Prospectus dated August 3, 2009, as supplemented

THIS SUPPLEMENT CONTAINS IMPORTANT CHANGES TO THE INFORMATION CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

A. THE PORTION OF THE CHART LABELED "OFFICERS WHO ARE NOT DIRECTORS" UNDER THE HEADING "DIRECTORS AND OFFICERS" UNDER THE SECTION "MANAGEMENT OF THE FUND" ON PAGE 43 OF THE PROSPECTUS IS DELETED AND REPLACED IN ITS ENTIRETY WITH THE
FOLLOWING:

                             POSITION WITH THE
                            FUND AND THE MASTER
                            FUND AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
NAME AND AGE OF OFFICER        TIME SERVED                            IN THE PAST 5 YEARS
-----------------------    --------------------                     -----------------------
Kevin A. McCreadie--49     President since        President and Chief Executive Officer, PNC Capital
                           inception  to          Advisors, LLC (formerly PNC Capital Advisors, Inc.), since
                           present                March 2004; Chief Investment Officer of PNC Capital
                                                  Advisors, LLC since 2002; Chief Investment Officer of PNC
                                                  Asset Management Group since 2007; Executive Vice President of PNC Bank, N.A. since 2007; Partner of Brown Investment
                                                  Advisory & Trust Company, 1999-2002.

Jennifer E. Spratley--41   Vice President         Managing Director and Head of Fund Administration, PNC
                           since March 2008       Capital Advisors, LLC (formerly PNC Capital Advisors, Inc.)
                           Treasurer from         since 2007; Treasurer, PNC Capital Advisors, Inc.,
                           September 2007 to      September 2007 - September 2009; Unit Leader, Fund
                           June 2010              Accounting and Administration, SEI Investments Global Funds
                                                  Services 2005 to 2007; Fund Accounting Director, SEI
                                                  Investments Global Funds Services 1999 to 2007.

George L. Stevens--59      Assistant Vice         Director - CCO Services, Beacon Hill Fund Services, Inc.
                           President and Chief    (distributor services, chief compliance officer services
                           Compliance Officer     and/or chief financial officer services) since 2008; Vice
                           since 2008 to          President, Citi Fund Services Ohio, Inc. 1995-2008.
                           present

                             POSITION WITH THE
                            FUND AND THE MASTER
                            FUND AND LENGTH OF                      PRINCIPAL OCCUPATION(S)
NAME AND AGE OF OFFICER        TIME SERVED                            IN THE PAST 5 YEARS
-----------------------    --------------------                     -----------------------
John F. Kernan--45         Treasurer since        Senior Vice President and Director of Financial Fund
                           June 2010 to present   Administration, PNC Capital Advisors, LLC (formerly
                                                  Allegiant Asset Management Company), since July 2004;
                                                  Senior Vice President, National City Bank, June 2004 -
                                                  September 2009; Senior Director of Fund Administration,
                                                  State Street Bank and Trust Company, 1998 - 2004.

Jennifer E. Vollmer--38    Secretary              Senior Counsel, PNC since 2007; Secretary, PNC Capital
                           since inception to     Advisors, LLC (formerly, PNC Capital Advisors, Inc.), since
                           present                2001.

Savonne L. Ferguson--36    Assistant Secretary    Vice President and Director of Regulatory Fund
                           since inception to     Administration, PNC Capital Advisors, LLC (formerly, PNC
                           present                Capital Advisors, Inc.) since 2010; Vice President, PNC
                                                  Capital Advisors, Inc. 2007-2009; Assistant Vice President,
                                                  PNC Capital Advisors, Inc. 2002-2007.

David C. Lebisky--38       Assistant Secretary    Vice President and Senior Director, Regulatory
                           since June 2010 to     Administration, BNY Mellon Investment Servicing (US) Inc.
                           present                (formerly, PNC Global Investment Servicing (US) Inc.) since
                                                  January 2007; Vice President and Director, PNC Global
                                                  Investment Servicing (US) Inc., 2002-2007.

B. NAME CHANGE OF CERTAIN SERVICE PROVIDERS

     PFPC Trust Company, the custodian of the Fund and Master Fund, and PNC Global Investment Servicing (U.S.) Inc., the sub-administrator and escrow agent for the Fund and the Master Fund, were acquired by The BNY Mellon Corporation from The PNC Financial Services Group, Inc. on July 1, 2010. On that date, the name of PNC Global Investment Servicing (U.S.) Inc. was changed to BNY Mellon Investment Servicing (US) Inc. In late 2010 or early 2011 the name of PFPC Trust Company will also be changed.

  Please contact the PNC Alternative Strategies Fund at (800) 239-0418 for more information.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                    SP-PASF-0710